Share capital - Narrative (Details) - CHF (SFr) SFr / shares in Units, SFr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Share capital	SFr 34.1	SFr 33.7
Share capital, paid-in percentage	100.00%
Proceeds on sale of treasury shares related to share-based compensation	SFr 8.6	SFr 10.9	SFr 10.1
Class A
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	306,847,124	302,455,664	299,998,125
Par value per share (in CHF per share)	SFr 0.10
Class A | Treasury shares
Disclosure of classes of share capital [line items]
Sale of shares held by On in treasury (in shares)	3,189,789	2,633,847
Class B
Disclosure of classes of share capital [line items]
Number of shares registered (in shares)	341,241,680	345,437,500	345,437,500
Par value per share (in CHF per share)	SFr 0.01